Other assets - Schedule of Leased Equipment (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 14,916	£ 13,397
Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	8,213	7,265
Operating lease assets | Electric vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	4,534	3,894
Operating lease assets | Internal combustion engine vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,641	1,630
Operating lease assets | Self-charging hybrid vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	125	166
Operating lease assets | Plug-in hybrid vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,905	1,575
Operating lease assets | Other
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 8	£ 0